The New Germany Fund, Inc.

Schedule of Investments	as of March 31, 2024 (Unaudited)

	Shares	Value ($)
Germany 94.5%
Common Stocks 90.0%
Aerospace & Defense 3.9%
Hensoldt AG†	145,098	6,805,411

Chemicals 5.1%
Covestro AG 144A*	34,465	1,885,897
Evonik Industries AG	140,000	2,769,970
K+S AG (Registered)†	62,000	967,973
LANXESS AG	47,500	1,272,400
Wacker Chemie AG	18,608	2,100,520
		8,996,760
Commercial Services & Supplies 2.3%
Bilfinger SE	87,157	4,074,678

Consumer Staples Distribution & Retail 0.6%
HelloFresh SE*	145,000	1,032,020

Diversified Telecommunication Services 1.4%
United Internet AG (Registered)	109,992	2,477,299

Electrical Equipment 0.6%
Nordex SE* †	80,000	1,050,332

Electronic Equipment, Instruments & Components 1.1%
Jenoptik AG	59,345	1,845,354

Entertainment 4.0%
CTS Eventim AG & Co. KGaA	78,000	6,943,659

Financial Services 1.3%
GRENKE AG	85,894	2,244,302

Ground Transportation 1.0%
Sixt SE	17,627	1,759,497

Health Care Equipment & Supplies 4.0%
Carl Zeiss Meditec AG	44,000	5,501,287
Eckert & Ziegler SE	37,000	1,497,285
		6,998,572
Health Care Providers & Services 2.0%
Fresenius Medical Care AG	90,000	3,464,217

Hotels, Restaurants & Leisure 1.9%
Delivery Hero SE ''A'' 144A*	113,662	3,253,944

Independent Power & Renewable Electricity Producers 1.1%
Encavis AG*	108,000	1,965,421

Insurance 3.0%
Talanx AG	67,000	5,309,749

Interactive Media & Services 4.5%
Scout24 SE 144A	104,863	7,909,590

IT Services 6.7%
Bechtle AG	95,000	5,023,952
GFT Technologies SE	71,000	2,069,785
Ionos SE*	196,410	4,516,961
		11,610,698
Life Sciences Tools & Services 3.1%
Evotec SE*	81,130	1,267,515
Gerresheimer AG	37,000	4,170,665
		5,438,180

	Shares	Value ($)
Machinery 13.7%
Deutz AG	477,920	3,036,720
GEA Group AG	70,000	2,961,941
KION Group AG	26,000	1,369,362
Knorr-Bremse AG	74,000	5,600,836
Krones AG	38,000	5,034,209
Stabilus SE	58,146	3,704,034
Vossloh AG	44,000	2,171,061
		23,878,163
Media 1.8%
Stroeer SE & Co. KGaA	53,000	3,227,439

Metals & Mining 1.5%
Aurubis AG	15,700	1,104,885
thyssenkrupp AG	305,745	1,641,981
		2,746,866
Oil, Gas & Consumable Fuels 0.2%
Verbio SE	13,499	306,801

Passenger Airlines 3.0%
Deutsche Lufthansa AG (Registered)*	664,089	5,220,600

Pharmaceuticals 0.5%
Dermapharm Holding SE	25,000	881,035

Professional Services 0.9%
Amadeus Fire AG	12,300	1,596,293

Real Estate Management & Development 4.7%
LEG Immobilien SE*	64,000	5,499,042
PATRIZIA SE	52,822	491,615
TAG Immobilien AG*	161,809	2,214,388
		8,205,045
Semiconductors & Semiconductor Equipment 3.8%
AIXTRON SE	79,000	2,089,760
Elmos Semiconductor SE	30,000	2,393,695
Siltronic AG†	15,000	1,331,270
SMA Solar Technology AG*	12,924	746,541
		6,561,266
Software 2.3%
Nemetschek SE	25,900	2,564,879
TeamViewer SE 144A*	97,908	1,459,344
		4,024,223
Specialty Retail 1.3%
Fielmann Group AG	50,000	2,297,602

Textiles, Apparel & Luxury Goods 5.3%
HUGO BOSS AG	78,000	4,599,911
Puma SE	104,000	4,718,375
		9,318,286
Trading Companies & Distributors 1.0%
Brenntag SE	20,000	1,686,059

Transportation Infrastructure 1.0%
Fraport AG Frankfurt Airport Services Worldwide*	32,371	1,707,704

Wireless Telecommunication Services 1.4%
1&1 AG	19,578	338,637
Freenet AG	78,000	2,196,369
		2,535,006
Total Common Stocks (Cost $151,438,740)		157,372,071

Preferred Stocks 4.5%
Chemicals 1.6%
FUCHS SE	57,000	2,824,819

Machinery 2.9%
Jungheinrich AG	138,954	5,142,982
Total Preferred Stocks (Cost $5,405,981)		7,967,801
Total Germany (Cost $156,844,721)		165,339,872

	Shares	Value ($)

Netherlands 3.6%
Common Stocks
Consumer Staples Distribution & Retail 3.6%
Redcare Pharmacy NV 144A* (Cost $3,431,517)	38,228	6,259,319

Luxembourg 1.4%
Common Stocks
Commercial Services & Supplies 0.8%
Befesa SA 144A	39,621	1,363,788

Media 0.6%
RTL Group SA†	33,000	1,114,509
Total Luxembourg (Cost $4,180,595)		2,478,297

Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (Cost $5,070,435) (a) (b)	5,070,435	5,070,435

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (Cost $806,593) (b)	806,593	806,593

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $170,333,861)	102.9	179,954,516
Other Assets and Liabilities, Net	(2.9)	(5,110,119)
Net Assets	100.0	174,844,397

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2024	Value ($) at 3/31/2024
Securities Lending Collateral 2.9%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 5.26% (a) (b)
5,067,060	3,375 (c)	–	–	–	2,674	–	5,070,435	5,070,435
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.36% (b)
527,370	7,713,067	7,433,844	–	–	8,825	–	806,593	806,593
5,594,430	7,716,442	7,433,844	–	–	11,499	–	5,877,028	5,877,028
*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2024 amounted to $4,753,484, which is 2.7% of net assets.
(a)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2024.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Securities are listed in the country of domicile. For purposes of the Fund's investment objective policy to invest in German companies, non-Germany domiciled securities may qualify as German companies as defined in the Fund's Statement of Investment Objectives, Policies and Investment Restrictions.

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (d)
Germany	$165,339,872	$—	$—	$165,339,872
Netherlands	6,259,319	—	—	6,259,319
Luxembourg	2,478,297	—	—	2,478,297
Short-Term Instruments (d)	5,877,028	—	—	5,877,028
Total	$179,954,516	$—	$—	$179,954,516

(d) See Schedule of Investments for additional detailed categorizations.

 OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

The shares of most closed-end funds, including the Fund, are not continuously offered. Once issued, shares of closed-end funds are bought and sold in the open market. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

NGF-PH1

R-080548-2 (1/25)